DISPOSAL OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
DISPOSAL OF LONG-LIVED ASSETS

6.	DISPOSAL OF LONG-LIVED ASSETS

6.1    Partial disposal of the Hilli

On July 12, 2018 (the "Closing Date"), we and affiliates of Keppel Shipyard Limited ("Keppel") and Black & Veatch Corporation ("B&V") (together, the "Sellers"), completed the sale ("Hilli Disposal") to Golar Partners of common units in our consolidated subsidiary Golar Hilli LLC ("Hilli LLC") (the "Hilli Common Units"), which owns Golar Hilli Corp. ("Hilli Corp"), the disponent owner of the Hilli. The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	December 31, 2018
Net loss attributable to stockholders of Golar LNG Limited	(231,428)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1,096 Hilli Common Units in July 2018	304,468
Changes from net income attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	73,040

The selling price for the Hilli Disposal was $658 million, less 50% of our net lease obligations under the Hilli Facility (see note 20) on the Closing Date and working capital adjustments. On August 15, 2017, concurrently with our entry into the purchase and sale agreement for the Hilli Disposal (the "Hilli Sale Agreement"), we received a deposit from Golar Partners, which, together with accrued interest, equaled $71.9 million on the Closing Date (the "Hilli deposit"), combined with Golar Partners’ payment for its exercise of the Tundra Put Right, which, together with accrued interest, equaled $110.1 million on the Closing Date (the "Deferred Purchase Price"). We applied the Hilli Deposit, the Deferred Purchase Price and interest accrued thereon as payment for the Hilli Disposal.

We entered into the Amended and Restated Limited Liability Company Agreement of Hilli LLC (the "LLC Agreement") on July 12, 2018. The ownership interests in Hilli LLC are represented by three classes of units, the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, we own:

•	44.6% of the Hilli Common Units, with the remaining Hilli Common Units owned by Golar Partners, Keppel and B&V (50.0%, 5.0% and 0.4%, respectively);

•	89.1% of the Series A Special Units, with the remaining Series A Special Units owned by Keppel and B&V (10.0% and 0.9%, respectively); and

•	89.1% of the Series B Special Units, with the remaining Series B Special Units owned by Keppel and B&V (10.0% and 0.9%, respectively).

We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business and, as a result, we continue to consolidate both Hilli LLC and Hilli Corp. All three classes of ownership interests in Hilli LLC have certain participating and protective rights. We reflect Keppel and B&V’s ownership in Hilli LLC’s Series A Special Units and Series B Special Units as non-controlling interests in our financial statements.

The LLC Agreement provides that within 60 days after the end of each quarter (commencing with the quarter ending September 30, 2018), we, in our capacity as the managing member of Hilli LLC, shall determine the amount of Hilli LLC’s available cash and appropriate reserves (including cash reserves for future maintenance capital expenditures, working capital and other matters), and Hilli LLC shall make a distribution to the unitholders of Hilli LLC (the "Hilli Unitholders") of the available cash, subject to such reserves. Hilli LLC shall make distributions to the Hilli Unitholders when, as and if declared by us; provided, however, that no distributions may be made on the Hilli Common Units on any distribution date unless Series A Distributions (defined below) and Series B Distributions (defined below) for the most recently ended quarter and any accumulated Series A Distributions and Series B Distributions in arrears for any past quarter have been or contemporaneously are being paid or provided for.

Series A Special Units:
The Series A Special Units rank senior to the Hilli Common Units and on par with the Series B Special Units. Upon termination of the LTA, Hilli LLC has a right to redeem the Series A Special Units from legally available funds at a redemption price of $1 plus any unpaid distributions. There are no conversion features on the Series A Special Units. "Series A Distributions" reflect all incremental cash receipts by Hilli Corp during such quarter when Brent Crude prices rise above $60 per barrel with contractually defined adjustments.

Series B Special Units:
The Series B Special Units rank senior to the Hilli Common Units and on par with the Series A Special Units. There are no conversion or redemption features on the Series B Special Units. Incremental returns generated from future vessel expansion capacity (currently uncontracted and excluding the exercise of additional capacity under the existing LTA) include cash receipts and contractually defined adjustments. Of such vessel expansion capacity distributions ("Series B Distributions"):

•	holders of Series B Special Units are entitled to 95% of these distributions, and

•	holders of Hilli Common Units are entitled to 5% of these distributions.

Hilli Common Units:
Distributions attributable to Hilli Common Unitholders are not declared until any accumulated Series A Special Units and Series B Special Units distributions have been paid. As discussed above, Hilli Common Unitholders are entitled to receive a pro rata share of 5% of the vessel expansion capacity distributions.

Impact of partial disposal:
Hilli LLC is an entity where the economic results are allocated based on the LLC Agreement rather than relative ownership percentages. This is due to the different classes of equity within the Hilli LLC entity, as discussed above (Hilli Common Units, Series A Special Units, Series B Special Units). As the LLC Agreement is a substantive contractual arrangement that specifies the allocation of cash proceeds, management has allocated the results of the Hilli LLC entity based on this.

The main assumption made in the above exercise was to make certain assumptions about the allocation of non-cash components. Specifically, the unrealized mark-to-market movement in the oil derivative instrument is allocated to the Series A Special Unit holders only as they are the only unit holders who benefit from the oil-linked revenues, and the cost of the Hilli asset is allocated between the Hilli Common Unit holders and the Series B Special Unit holders. This split follows the allocation of cash revenues associated with the capacity of the asset to the Hilli Common Unit holders and the Series B Special Unit holders.

6.2    Deconsolidation of Golar Power entities

In June 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power Ltd ("Golar Power"), with investment vehicles affiliated with the private equity firm Stonepeak Infrastructure Partners ("Stonepeak"). The purpose of Golar Power is to offer integrated LNG based downstream solutions through the ownership and operation of FSRUs and associated terminal and power generation infrastructure. The transaction closed on July 6, 2016 with the receipt of net proceeds of $113 million from the disposal of 50% of our holding in the ordinary share capital of Golar Power to Stonepeak. Accordingly, effective from this date, we deconsolidated the results and net assets relating to the two vessels; the Golar Penguin and the Golar Celsius, the newbuild Golar Nanook and LNG Power Limited, which holds the rights to participate in the Sergipe Project. On the same date, we commenced equity accounting for our residual interest in Golar Power and we recorded an investment in Golar Power of $116 million, which represents the fair value of our remaining 50% holding in Golar Power's ordinary share capital. We calculated a loss on disposal of $8.5 million.

The table below illustrates how the loss on loss of control has been calculated:

(in thousands of $)	As of July 6, 2016
Net proceeds (a)	113,000
Fair value of 50% retained investment in Golar Power (b)	116,000
Fair value of counter guarantees from Golar Power (c)	3,701
Total fair value of Golar Power	232,701

Less:
Carrying value of Golar Power’s net assets (d)	236,713
Guarantees issued by Golar to Golar Power (e)	4,471

Loss on loss of control of Golar Power	(8,483)

(a)    Net proceeds received for the disposal of 50% in Golar Power
The table below shows the purchase consideration we received for the disposal of a 50% interest in the ordinary share capital in Golar Power that was acquired by Stonepeak:

(in thousands of $)	As of July 6, 2016
Consideration received from Stonepeak	116,000
Less: Fee paid in relation to the transaction	(3,000)
Net proceeds	113,000

(b)    Fair value of the retained investment in Golar Power
The fair value of our retained investment, being the 50% interest in the ordinary share capital in Golar Power has been recorded at $116 million. The fair value was determined with reference to the consideration of $116 million we received from Stonepeak pertaining to the 50% ordinary share capital interest they acquired. Thus given that this was negotiated between third parties, this is representative of fair value.
(c)    Fair value of counter guarantees from Golar Power
A number of counter guarantees were entered into by Golar Power for the benefit of Golar LNG, specifically to reimburse Golar for the historic legacy debt guarantees discussed in (e) below. In aggregate, based on the agreed premiums the fair value of these counter guarantees were calculated as $3.7 million.

(d)    Carrying value of Golar Power's net assets
The table below shows the underlying carrying value of Golar Power's net assets at the deconsolidation date:

(in thousands of $)	As at July 6, 2016
ASSETS
Current
Cash and cash equivalents	10,992
Restricted cash	15,463
Trade accounts receivable	1,474
Other receivables, prepaid expenses and accrued income	178
Short term amounts due from related parties	3,000
Inventory	952
Total current assets	32,059
Non-current
Newbuildings	50,436
Vessels, net	387,261
Total assets	469,756

LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Current portion of long-term debt	20,032
Trade accounts payable	969
Accrued expenses	21,357
Total current liabilities	42,358
Non-current
Long-term debt	190,685
Total liabilities	233,043

Equity
Stockholders’ equity	236,713

Total liabilities and stockholders' equity	469,756

(e)    Guarantees issued by Golar to Golar Power
The guarantees issued by us in respect of Golar Power and its subsidiaries were fair valued as of the deconsolidation date which amounted to a liability of $4.5 million. This comprises of the following items:

(in thousands of $)	As of July 6, 2016
Debt guarantees	3,283
Shipyard guarantee	1,188
Total guarantees	4,471

Debt guarantees - The debt guarantees were previously issued by Golar to third party banks in respect of certain secured debt facilities relating to Golar Power and subsidiaries. The liability which is recorded in "Other non-current liabilities" is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items". See "Transactions with Golar Power and subsidiaries" in note 28.
Shipyard guarantee - Golar has provided Samsung with a guarantee of settlement in relation to the shipbuilding contract of Golar Nanook, which now forms part of Golar Power's asset base. The liability which is recorded in "Other current liabilities" is being amortized on a straight line basis until delivery of the vessel with the credit being recognized in "Other financial items". See "Transactions with Golar Power and subsidiaries" in note 28.